Hedging Activities, Derivative Instruments and Credit Risk, Investment in Consolidated Subsidiaries with Functional Currencies Other than USD (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 EUR (€)	Aug. 17, 2017 EUR (€)
Changes in the value of debt and designated interest rate swaps [Abstract]
Off-balance sheet derivative instruments	$ 0.0	$ 0.0
Euro Term Loan Due in 2020 [Member]
Derivative, Fair Value, Net [Abstract]
Long-term debt hedged | €			€ 601.2	€ 615.0
Interest Rate Swap Contracts [Member]
Changes in the value of debt and designated interest rate swaps [Abstract]
Gain, net of income tax, recorded through other comprehensive income	12.0	24.4
Balance included in accumulated other comprehensive (loss) income as of December 31, 2019 and 2018, respectively	$ 75.8	$ 56.5